SCHEDULE OF INCOME TAXES PAID NET OF REFUNDS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for income taxes, net of refunds:
Federal
State
Texas	15
Other jurisdictions	12
Total	$ 27	$ 74